SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
SEGMENT INFORMATION

Operating segments are components for an enterprise of which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, we consider that we operate in one segment, the LNG market. During 2016, our fleet operated under time charters and in particular with nine charterers, Petrobras, PT Nusantara Regas (“PTNR”), Kuwait National Petroleum Company (“KNPC”), Dubai Supply Authority (“DUSUP”), Pertamina, the Hashemite Kingdom of Jordan (“Jordan”), Royal Dutch Shell plc (formerly known as BG Group plc), Eni S.p.A., and Golar. Petrobras is a Brazilian energy company. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. KNPC is a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait. DUSUP is a government entity which is the sole supplier of natural gas to the Emirates. Pertamina is the state-owned oil and gas company of Indonesia. Royal Dutch Shell plc is an energy company headquartered in the United Kingdom. Eni S.p.A is an integrated energy company headquartered in Italy.

In the years ended December 31, 2016, 2015 and 2014, revenues from each of the following customers accounted for over 10% of our consolidated revenues:

(in thousands of $)	2016		2015		2014
Petrobras	103,368	23%	100,052	23%	99,976	25%
PTNR	67,774	15%	67,325	15%	66,345	17%
Jordan	57,112	13%	37,750	9%	—	—%
KNPC	47,654	11%	47,402	11%	43,220	11%
DUSUP	46,465	11%	41,970	10%	48,392	12%
Pertamina	37,602	9%	38,061	9%	40,004	10%
Royal Dutch Shell	26,070	6%	31,370	7%	68,884	17%

Geographic segment data

The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2016	2015	2014
Brazil	103,368	100,052	99,976
Indonesia	67,774	67,325	66,345
Jordan	57,112	37,750	—
Kuwait	47,654	47,402	43,220
United Arab Emirates	46,465	41,970	48,392

Fixed assets (in thousands of $)	2016	2015
Brazil	347,366	369,922
Jordan	278,588	286,974
Kuwait	267,055	275,684
Indonesia	191,139	205,188
United Arab Emirates	122,078	133,883